Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.3%

	Aerospace & Defense — 2.7%
63,586	Airbus SE, ADR	2,336,786
135,427	Arconic, Inc.	4,167,089
11,233	Boeing Co. (The)	3,659,262
25,400	Northrop Grumman Corp.	8,736,838
40,100	Raytheon Co.	8,811,574
98,468	Safran SA, ADR	3,810,810
30,965	Spirit AeroSystems Holdings, Inc. Class A	2,256,729

		33,779,088

	Agriculture — 0.8%
12,259	Altria Group, Inc.	611,847
193,100	Archer-Daniels-Midland Co.	8,950,185

		9,562,032

	Airlines — 0.9%
150,270	American Airlines Group, Inc.‡	4,309,743
114,433	Delta Air Lines, Inc.	6,692,042

		11,001,785

	Apparel — 2.0%
21,811	adidas AG, ADR	3,550,831
73,753	Kering SA, ADR	4,820,496
162,880	NIKE, Inc. Class B	16,501,373

		24,872,700

	Auto Manufacturers — 0.7%
130,003	General Motors Co.	4,758,110
9,398	Tesla, Inc.*	3,931,465

		8,689,575

	Auto Parts & Equipment — 0.2%
48,400	Magna International, Inc. Class A	2,654,256

	Banks — 5.7%
486,500	Banco Santander SA, ADR	2,014,110
264,710	Bank of America Corp.	9,323,086
174,400	Bank of New York Mellon Corp. (The)	8,777,552
231,885	Citigroup, Inc.	18,525,293
52,610	Comerica, Inc.	3,774,768
80,018	Fifth Third Bancorp	2,459,753
31,309	JPMorgan Chase & Co.	4,364,475
7,553	Morgan Stanley	386,109
175,394	Regions Financial Corp.	3,009,761
156,300	Truist Financial Corp.	8,802,816
167,809	Wells Fargo & Co.	9,028,124

		70,465,847

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Beverages — 0.6%
14,570	Constellation Brands, Inc. Class A	2,764,657
80,800	Molson Coors Brewing Co. Class B	4,355,120

		7,119,777

	Biotechnology — 2.2%
35,531	Amgen, Inc.	8,565,458
1,742	Biogen, Inc.*	516,904
21,556	BioMarin Pharmaceutical, Inc.*	1,822,560
18,434	Exact Sciences Corp.* ‡	1,704,776
24,200	Gilead Sciences, Inc.	1,572,516
11,619	Guardant Health, Inc.*	907,908
13,566	Illumina, Inc.*	4,500,385
15,380	Regeneron Pharmaceuticals, Inc.*	5,774,882
10,186	Vertex Pharmaceuticals, Inc.*	2,230,225

		27,595,614

	Building Materials — 0.2%
55,963	Johnson Controls International Plc	2,278,254

	Chemicals — 2.5%
57,962	Celanese Corp. Class A	7,136,281
72,323	CF Industries Holdings, Inc.	3,452,700
81,873	CORTEVA, Inc.*	2,420,166
16,973	DOW, Inc.*	928,932
155,473	DuPont de Nemours, Inc.	9,981,367
31,300	Eastman Chemical Co.	2,480,838
99,400	Huntsman Corp.	2,401,504
14,134	LyondellBasell Industries NV Class A	1,335,380

		30,137,168

	Commercial Services — 2.8%
44,338	Automatic Data Processing, Inc.	7,559,629
13,165	FleetCor Technologies, Inc.*	3,787,834
47,580	Gartner, Inc.*	7,332,078
99,725	PayPal Holdings, Inc.*	10,787,253
11,526	S&P Global, Inc.	3,147,174
22,376	Square, Inc. Class A*	1,399,843

		34,013,811

	Computers — 1.8%
54,570	Accenture Plc Class A	11,490,805
37,329	Apple, Inc.	10,961,661

		22,452,466

	Cosmetics & Personal Care — 0.3%
16,843	Estee Lauder Cos., Inc. (The) Class A	3,478,753

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — 6.5%
47,300	AerCap Holdings NV*	2,907,531
146,747	Ally Financial, Inc.	4,484,588
52,808	Ameriprise Financial, Inc.	8,796,757
21,606	Discover Financial Services	1,832,621
39,712	E*TRADE Financial Corp.	1,801,734
117,196	Franklin Resources, Inc.‡	3,044,752
77,592	Mastercard, Inc. Class A	23,168,195
152,200	SLM Corp.	1,356,102
76,315	Synchrony Financial	2,748,103
136,191	Visa, Inc. Class A	25,590,289
140,114	Western Union Co. (The)‡	3,752,253

		79,482,925

	Electric — 0.7%
120,100	Edison International	9,056,741

	Electronics — 0.5%
23,761	Waters Corp.*	5,551,758

	Entertainment — 0.1%
54,500	Cinemark Holdings, Inc.‡	1,844,825

	Environmental Control — 0.7%
77,900	Waste Management, Inc.	8,877,484

	Food — 3.1%
309,564	Conagra Brands, Inc.	10,599,472
37,600	Ingredion, Inc.	3,494,920
112,268	Kroger Co. (The)	3,254,649
163,900	Mondelez International, Inc. Class A	9,027,612
70,800	Nestle SA, ADR	7,664,808
42,200	Tyson Foods, Inc. Class A	3,841,888

		37,883,349

	Forest Products & Paper — 0.1%
19,700	International Paper Co.	907,185

	Health Care - Products — 2.9%
180,181	Abbott Laboratories	15,650,522
24,250	Align Technology, Inc.*	6,766,720
26,288	Boston Scientific Corp.*	1,188,743
17,072	Danaher Corp.	2,620,211
9,419	Edwards Lifesciences Corp.*	2,197,359
5,610	Intuitive Surgical, Inc.*	3,316,351
15,300	Medtronic Plc	1,735,785
14,900	Zimmer Biomet Holdings, Inc.	2,230,232

		35,705,923

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 0.2%
26,194	DaVita, Inc.*	1,965,336

	Home Builders — 0.4%
45,500	D.R. Horton, Inc.	2,400,125
64,000	PulteGroup, Inc.	2,483,200

		4,883,325

	Home Furnishings — 0.1%
9,150	Whirlpool Corp.	1,349,899

	Insurance — 3.2%
79,800	Allstate Corp. (The)	8,973,510
169,700	American International Group, Inc.	8,710,701
31,911	AXA Equitable Holdings, Inc.	790,755
28,616	Berkshire Hathaway, Inc. Class B*	6,481,524
22,494	Lincoln National Corp.	1,327,371
176,749	MetLife, Inc.	9,008,896
69,728	Voya Financial, Inc.	4,252,013

		39,544,770

	Internet — 8.8%
38,375	Alibaba Group Holding, Ltd., ADR*	8,139,337
9,117	Alphabet, Inc. Class A*	12,211,219
17,537	Alphabet, Inc. Class C*	23,447,320
7,431	Amazon.com, Inc.*	13,731,299
2,350	Booking Holdings, Inc.*	4,826,265
210,624	eBay, Inc.	7,605,633
135,772	Facebook, Inc. Class A*	27,867,203
19,480	Netflix, Inc.*	6,303,144
7,305	Shopify, Inc. Class A*	2,904,322
25,183	Uber Technologies, Inc.*	748,942

		107,784,684

	Leisure Time — 0.2%
43,000	Norwegian Cruise Line Holdings, Ltd.*	2,511,630

	Lodging — 0.2%
14,541	Marriott International, Inc. Class A	2,201,944

	Machinery - Construction & Mining — 0.2%
20,197	Caterpillar, Inc.	2,982,693

	Machinery - Diversified — 0.5%
13,165	Dover Corp.	1,517,398
23,010	Rockwell Automation, Inc.	4,663,437

		6,180,835

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Media — 0.5%
92,775	Altice USA, Inc. Class A*	2,536,468
21,836	Walt Disney Co. (The)	3,158,141

		5,694,609

	Mining — 0.5%
135,300	Freeport-McMoRan, Inc.	1,775,136
98,000	Newmont Goldcorp Corp.	4,258,100

		6,033,236

	Miscellaneous - Manufacturing — 0.2%
55,504	Textron, Inc.	2,475,478

	Oil & Gas — 4.9%
175,328	BP Plc, ADR‡	6,616,879
247,200	Canadian Natural Resources, Ltd.	7,996,920
33,200	Chevron Corp.	4,000,932
181,600	ConocoPhillips	11,809,448
77,123	Devon Energy Corp.	2,002,884
27,100	Hess Corp.	1,810,551
16,308	HollyFrontier Corp.	826,979
696,800	Marathon Oil Corp.	9,462,544
231,400	Occidental Petroleum Corp.	9,535,994
31,723	Phillips 66	3,534,259
46,700	Royal Dutch Shell Plc Class B, ADR‡	2,800,599

		60,397,989

	Oil & Gas Services — 1.5%
545,300	Halliburton Co.	13,343,491
133,300	Schlumberger, Ltd.	5,358,660

		18,702,151

	Packaging & Containers — 0.3%
52,100	Crown Holdings, Inc.*	3,779,334

	Pharmaceuticals — 9.5%
34,394	AbbVie, Inc.	3,045,245
126,654	AstraZeneca Plc, ADR	6,314,968
37,800	Bristol-Myers Squibb Co.	2,426,382
281,441	Cardinal Health, Inc.	14,235,286
46,300	Cigna Corp.*	9,467,887
174,600	CVS Health Corp.	12,971,034
12,787	DexCom, Inc.*	2,797,028
55,532	Eli Lilly & Co.	7,298,571
42,500	Horizon Therapeutics Plc*	1,538,500
13,400	Jazz Pharmaceuticals Plc*	2,000,352
91,100	Johnson & Johnson	13,288,757
25,742	McKesson Corp.	3,560,633
97,900	Merck & Co., Inc.	8,904,005

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — continued
65,900	Mylan NV*	1,324,590
362,241	Pfizer, Inc.	14,192,602
97,890	Zoetis, Inc.	12,955,742

		116,321,582

	REITS — 2.1%
8,090	American Tower Corp. REIT	1,859,244
355,300	Annaly Capital Management, Inc. REIT	3,346,926
12,076	Crown Castle International Corp. REIT	1,716,603
107,700	Equity Residential REIT	8,715,084
43,700	Gaming and Leisure Properties, Inc. REIT	1,881,285
92,671	Host Hotels & Resorts, Inc. REIT	1,719,047
45,349	Regency Centers Corp. REIT	2,861,069
122,800	Two Harbors Investment Corp. REIT	1,795,336
32,594	Vornado Realty Trust REIT	2,167,501

		26,062,095

	Retail — 6.1%
1,629	AutoZone, Inc.*	1,940,644
32,591	Best Buy Co., Inc.	2,861,490
3,129	Chipotle Mexican Grill, Inc. Class A*	2,619,317
14,907	Costco Wholesale Corp.	4,381,465
19,100	Designer Brands, Inc. Class A	300,634
58,709	Dollar General Corp.	9,157,430
93,600	Dollar Tree, Inc.*	8,803,080
10,820	Home Depot, Inc. (The)	2,362,872
12,964	Kohl's Corp.	660,516
73,700	Lowe's Cos., Inc.	8,826,312
19,532	Lululemon Athletica, Inc.*	4,524,978
20,659	O'Reilly Automotive, Inc.*	9,054,013
121,254	Starbucks Corp.	10,660,652
93,123	Walgreens Boots Alliance, Inc.	5,490,532
29,839	Yum! Brands, Inc.	3,005,683

		74,649,618

	Semiconductors — 3.9%
27,800	Broadcom, Inc.	8,785,356
151,000	Intel Corp.	9,037,350
16,700	IPG Photonics Corp.*	2,420,164
4,899	Lam Research Corp.	1,432,468
148,200	Marvell Technology Group, Ltd.	3,936,192
33,088	NVIDIA Corp.	7,785,607
42,936	NXP Semiconductors NV	5,464,035
88,266	QUALCOMM, Inc.	7,787,709
27,237	Teradyne, Inc.	1,857,291

		48,506,172

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Shipbuilding — 0.2%
7,392	Huntington Ingalls Industries, Inc.	1,854,505

	Software — 8.7%
65,509	Adobe, Inc.*	21,605,523
25,426	Citrix Systems, Inc.	2,819,744
8,460	Coupa Software, Inc.* ‡	1,237,275
221,999	Microsoft Corp.	35,009,242
19,362	MSCI, Inc. Class A	4,998,881
205,839	Oracle Corp.	10,905,350
82,428	salesforce.com, Inc.*	13,406,090
19,865	SAP SE, ADR	2,661,711
27,758	ServiceNow, Inc.*	7,836,639
19,072	Splunk, Inc.*	2,856,414
11,233	Twilio, Inc. Class A* ‡	1,103,979
13,485	Workday, Inc. Class A*	2,217,608

		106,658,456

	Telecommunications — 3.1%
416,100	AT&T, Inc.	16,261,188
264,556	Cisco Systems, Inc.	12,688,106
11,670	Juniper Networks, Inc.	287,432
144,000	Verizon Communications, Inc.	8,841,600

		38,078,326

	Textiles — 0.2%
19,300	Mohawk Industries, Inc.*	2,632,134

	Transportation — 0.8%
61,349	CSX Corp.	4,439,213
26,568	Union Pacific Corp.	4,803,229

		9,242,442

	TOTAL COMMON STOCKS (COST $1,091,949,104)	1,157,904,559

	INVESTMENT COMPANY — 2.8%
119,100	Vanguard S&P 500 ETF	35,229,780

	TOTAL INVESTMENT COMPANY (COST $34,348,440)	35,229,780

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Mutual Fund - Securities Lending Collateral — 0.2%
2,848,700	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.53%## **	2,848,700

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.1%
750,000		United States Treasury Bill, 1.48%, due 03/05/20*** ‡‡	748,034

		TOTAL SHORT-TERM INVESTMENTS (COST $3,596,260)	3,596,734

		TOTAL INVESTMENTS — 97.4% (Cost $1,129,893,804)	1,196,731,073

		Other Assets and Liabilities (net) — 2.6%	31,420,004

		NET ASSETS — 100.0%	$1,228,151,077

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of December 31, 2019.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is pledged for open futures collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
98	S&P 500 E-mini Index	Mar 2020	$15,832,390	$236,470
4	S&P Mid 400 E-mini Index	Mar 2020	825,920	9,765

				$246,235

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.3
Investment Company	2.8
Futures Contracts	0.0	*
Short-Term Investments	0.3
Other Assets and Liabilities (net)	2.6

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.